Related Party Transactions - Schedule of Related Party Payables and Receivables (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Balance Sheet Position [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable		$ (144,822)	$ (149,768)
Statements of Income Effect [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable		(8,432)		$ 1,639
Laguz I Fundo de Investimento [Member] | Balance Sheet Position [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable	[1]	(149,263)	(147,123)
Laguz I Fundo de Investimento [Member] | Statements of Income Effect [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable	[1]	(5,391)
J&F [Member] | Balance Sheet Position [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable	[2]	(26,957)	(43,876)
J&F [Member] | Statements of Income Effect [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable	[2]	(3,969)		1,639
Flora Produtos de Higiene e Limpeza S.A. [Member] | Balance Sheet Position [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable	[3]	31,398	$ 41,231
Flora Produtos de Higiene e Limpeza S.A. [Member] | Statements of Income Effect [Member]
Schedule of Related Party Payables and Receivables [Line Items]
Related party receivable	[3]	$ 929

[1]	In May 2025, the indirect subsidiary JBS S.A. acquired tax credit rights from the related party Laguz I Fundo de Investimento through an agreement providing for 26 installments, with final maturity in April 2028. These tax credits originate from a judicial claim related to the export credit premium incentive. The case has already been definitively settled in favor of the taxpayer, and is currently in the final stage of assessment and confirmation of the credit balance. The credit rights were acquired at an approximate discount of 35%, and the credits will be used to offset JBS S.A.’s tax obligations once the case is finalized and the use of the credits is authorized by the relevant regulatory authorities. The credits have been recorded under “Other non-current assets” in the financial statements.
[2]	The net balance payable to J&F S.A. refers to: (i) US$84,929 receivable, arising from the settlement agreement entered into between JBS S.A., J&F S.A., and certain former executives of the Company, which resulted in the definitive termination of the dispute addressed in arbitration proceeding, under which J&F S.A. committed to settle the amount in accordance with the terms and conditions set forth in the agreement; and (ii) US$111,886 payable, related to the purchase of the Araputanga Plant, to be settled in 14 installments, with final maturity in May 2027.
[3]	On December 30, 2024, the indirect subsidiary JBS S.A. entered into an agreement to sell its Hygiene and Beauty operations to its related party, Flora Produtos de Higiene e Limpeza S.A. The transaction includes the selling of assets and operations related to the manufacturing and commercialization of hygiene and beauty products, as per the terms agreed upon by the parties. The transaction was completed on December 31, 2025, for an amount of US$ 57,248, with a remaining receivable balance of US$31,398 recognized under the line item “Related party receivables”.